Derivative Instruments - Additional Information (Detail) $ in Millions			12 Months Ended
	Dec. 30, 2024 USD ($)	Jan. 16, 2024 $ / Unit	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 30, 2024 CAD ($) $ / Unit	Dec. 30, 2024 USD ($) $ / Unit	May 01, 2024 USD ($)	Apr. 12, 2024 CAD ($) $ / Unit	Mar. 07, 2024 USD ($)	Feb. 14, 2024 $ / Unit	Nov. 16, 2023 CAD ($) $ / Unit
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, notional amount					$ 75,000,000					$ 136,500,000
Derivative, Foreign Currency Option Strike Price | $ / Unit		1.3781								1.3648
Settlement amount of hedge											$ 0.5
Foreign Currency Forward, Maturity Date			Mar. 07, 2024
Gain (loss) on foreign currency hedge contract, ineffective portion			$ 5.0	$ 0.1
Cash flow hedges reclassified to increase interest expense						$ 0.9
Hedge Cash Settlement Matures on February Twenty Seven Two Thousand Twenty Five
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, notional amount							$ 2,800,000
Derivative, Foreign Currency Option Strike Price | $ / Unit							1.4412	1.4412
Hedge Cash Settlement Matures on May Twenty Seven Two Thousand Twenty Five
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, notional amount							$ 3,300,000
Derivative, Foreign Currency Option Strike Price | $ / Unit							1.4363	1.4363
Hedge Cash Settlement Matures on August Twenty Seven Two Thousand Twenty Five
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, notional amount							$ 3,500,000
Derivative, Foreign Currency Option Strike Price | $ / Unit							1.4312	1.4312
Hedge Cash Settlement Matures on November Twenty Eight Two Thousand Twenty Five
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, notional amount							$ 3,300,000
Derivative, Foreign Currency Option Strike Price | $ / Unit							1.4261	1.4261
Hedge Cash Settlement on February Fourteen Two Thousand Twenty Four [Member]
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, Foreign Currency Option Strike Price | $ / Unit												1.3781
Hedge Cash Settlement On November Sixteen Two Thousand Twenty Three
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, Foreign Currency Option Strike Price | $ / Unit													1.3782
2027 NBC Loan
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Interest rate, maturity date			Mar. 07, 2027
Interest Rate Swaps, Strike					3.926%	3.926%
Foreign Currency Forward
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, notional amount													$ 30,000,000
Foreign Currency Forward, Maturity Date		Feb. 16, 2024
Interest Rate Caps
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, notional amount									$ 8.2
Settlement amount of hedge									$ 400.0
Interest Rate Caps | SOFR [Member]
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, notional amount								$ 100.2
Interest rate, maturity date	Jul. 01, 2025
Cost of interest rate cap	$ 1.5
Interest Rate Swaps, Strike							1.25%	1.25%